Vessels, Net, Acquisitions, Advances and Sales (Details) - USD ($) $ in Thousands						12 Months Ended
	Aug. 25, 2025	Dec. 13, 2024	Oct. 24, 2024	Oct. 01, 2024	Jun. 11, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Nov. 28, 2025	Oct. 19, 2025	Sep. 10, 2025	Dec. 12, 2024	Feb. 28, 2023	Feb. 10, 2023
Vessels, Net [Abstract]
Vessels under construction						$ 118	$ 0
Advances for vessel acquisition						0	3,700	$ 0
Gain on sale of vessel, net						2,308	0	0
Gain on sale of vessels, net - related party						0	0	8,094
Blueship [Member]
Vessels, Net [Abstract]
Additions	$ 31,009
Meiship [Member]
Vessels, Net [Abstract]
Purchase price												$ 37,000
Advances for vessel acquisition		$ 3,700
Titanship [Member]
Vessels, Net [Abstract]
Additions			$ 28,412
Kaizenship [Member]
Vessels, Net [Abstract]
Additions				$ 35,600
Iconship [Member]
Vessels, Net [Abstract]
Additions					$ 33,660
Capitalized Expenditures for Improvements on Vessels Performance and Meeting Environmental Standards [Member]
Vessels, Net [Abstract]
Additions						2,222	$ 530
Newbuilding 5 [Member]
Vessels, Net [Abstract]
Purchase price										$ 75,159
Newbuilding 1 [Member]
Vessels, Net [Abstract]
Purchase price									$ 75,750
Geniuship [Member]
Vessels, Net [Abstract]
Sales price											$ 21,590
Gain on sale of vessel, net						$ 2,308
Goodship [Member]
Vessels, Net [Abstract]
Sales price														$ 17,500
Gain on sale of vessels, net - related party								4,887
Tradership [Member]
Vessels, Net [Abstract]
Sales price													$ 18,750
Gain on sale of vessels, net - related party								$ 3,207